Derivative Financial Instruments and Risk Management Policies - Share Risk (Details) - First Cycle - Performance and Investment Plan	Jan. 01, 2018 cycle
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	5 years
Number of independent cycles	3
Period in force of each cycle	3 years